Summary of significant accounting policies (Details Textuals 2)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Basic tax rate	15.00%
Additional income tax percentage in excess of taxable income of $240	10.00%
Addional tax Percentage of taxable profit for social contribution on net income	9.00%